TAX-FREE FIXED INCOME FUND IV FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	December 31, 2025 (Unaudited)

Face Amount				Issuer	Coupon	Maturity Date	Value
Puerto Rico Agencies Bonds and Notes - 24.44% of net assets applicable to common shareholders, total cost of $26,803,278
$890,000		D	E	Puerto Rico Electric Power Authority	5.00%	07/01/23	$594,075
310,000		D	E	Puerto Rico Electric Power Authority	5.00%	07/01/23	206,925
535,000		D	E	Puerto Rico Electric Power Authority	5.25%	07/01/23	357,113
1,650,000		D	G	Puerto Rico Electric Power Authority	6.75%	07/01/36	1,101,375
780,000		D	G	Puerto Rico Electric Power Authority	7.00%	07/01/33	520,650
620,000		D	G	Puerto Rico Electric Power Authority	5.25%	07/01/27	413,850
200,000		D	E	Puerto Rico Electric Power Authority	5.00%	07/01/23	133,500
737,000		D		Puerto Rico Sales Tax	4.50%	07/01/34	737,013
792,000		D		Puerto Rico Sales Tax	4.55%	07/01/40	792,294
5,800,000		D		Puerto Rico Sales Tax	4.75%	07/01/53	5,466,871
8,030,000		D		Puerto Rico Sales Tax	4.33%	07/01/40	7,856,415
240,000		D		Puerto Rico Sales Tax	4.54%	07/01/53	217,392
6,519,000		D		Puerto Rico Sales Tax	4.78%	07/01/58	6,086,347
949,000		D		Puerto Rico Sales Tax	4.55%	07/01/40	824,980

$28,052,000							$25,308,799

Shares at Par
Puerto Rico Preferred Stock - 15.36% of net assets applicable to common shareholders, total cost of $14,750,000
1,000,000		C		Universal Group Inc. Class B Cumulative Perpetual Monthly Income Preferred Stock	7.15%	Perpetual	$15,900,000
Principal Outstanding
Amount
Puerto Rico FNMA Taxable - 1.26% of net assets applicable to common shareholders, total cost of $1,234,118
$840,564				FNMA Pool 835565	6.00%	10/01/35	$896,842
393,558				FNMA Pool 850032	5.50%	05/01/36	407,442

$1,234,121	B						$1,304,285

Puerto Rico GNMA Taxable - 1.12% of net assets applicable to common shareholders, total cost of $1,107,962
$184,408				GNMA Pool 572135	6.00%	10/15/34	$194,807
118,207				GNMA Pool 572140	6.00%	11/15/34	120,625
84,021				GNMA Pool 572146	6.00%	12/15/34	87,980
155,618				GNMA Pool 592830	6.00%	05/15/35	163,855
56,331				GNMA Pool 592834	6.00%	06/15/35	58,697
50,879				GNMA Pool 592839	6.00%	07/15/35	53,016
267,211				GNMA Pool 592873	6.00%	03/15/36	283,151
191,288				GNMA Pool 592879	6.00%	04/15/36	202,093

$1,107,962	A						$1,164,225

Face Amount
US Government, Agency and Instrumentalities - 42.87% of net assets applicable to common shareholders, total cost of $44,160,287
$2,000,000				Federal Farm Credit	2.95%	12/28/37	$1,714,758
2,000,000				Federal Farm Credit	4.14%	08/02/38	1,895,354
500,000				Federal Farm Credit	5.05%	08/18/42	496,144
8,500,000				Federal Farm Credit	5.48%	06/27/42	8,383,261
4,000,000				Federal Home Loan Bank	5.20%	09/28/37	3,997,836
4,000,000				Federal Home Loan Bank	5.11%	08/15/42	3,958,584
1,000,000				Federal Home Loan Bank	5.50%	10/07/44	994,995
3,000,000				Federal Home Loan Bank	5.75%	11/07/44	3,001,815
4,000,000				Federal Home Loan Bank	5.88%	10/21/44	4,001,760
14,570,000				Federal Home Loan Bank	5.50%	07/15/36	15,943,543

$43,570,000							$44,388,050

US Municipals - 7.67% of net assets applicable to common shareholders, total cost of $7,438,555
$5,125,000				State of Illinois General Obligations	7.10%	07/01/35	$5,525,252
2,400,000		F		Dormitory Authority of the State of New York	5.39%	03/15/40	2,419,157

$7,525,000							$7,944,409

Total investments (92.72% of net assets applicable to common shareholders)							$96,009,769
Other Assets and Liabilities, net (7.28% of net assets applicable to common shareholders)							7,537,747

Net assets applicable to common shareholders - 100%							$103,547,516

A

GNMA - represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

B

FNMA - represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

C	This security is a private placement and is valued by the Valuation Committee. Significant unobservable inputs were used in valuing this security. It is classified as Level 3.

TAX-FREE FIXED INCOME FUND IV FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	December 31, 2025 (Unaudited)

D

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the corresponding agency as specified in the applicable prospectus. These bonds are not obligations of the Commonwealth of Puerto Rico.

E	These bonds matured and defaulted on their principal and interest payments and are not accruing interest income. However, they are still trading in the open market.

F	Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the corresponding agency as specified in the applicable prospectus.

G	These securities have defaulted and are not currently accruing interest income.